SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2021
Summary Of Significant Accounting Policies
Basis of preparation

(a) Basis of preparation

(i) Compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board

The general purpose financial statements of Genetic Technologies Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Genetic Technologies Limited is a for-profit entity for the purpose of preparing the financial statements.

(ii) Historical cost convention

These financial statements have been prepared under the historical cost convention except for financial assets and liabilities (including derivative instruments) which are measured at fair value.

(iii) Critical accounting estimates

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires Management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are critical to the financial statements, are disclosed in Note 3.

(iv) Going concern

For the year ended June 30, 2021, the Company incurred a total comprehensive loss of $7,115,087 (2020: $6,327,950) and net cash outflow from operations of $6,295,929 (2020: $5,712,098). As at June 30, 2021, the Company held total cash and cash equivalents of $20,902,282 and total net current assets of $20,830,733.

The Company expects to continue to incur losses and cash outflows for the foreseeable future as it continues to invest resources in expanding the research and development activities in support of the distribution of existing and new products. Following two successful capital raises during the financial year, the Company has $20,902,282 cash and cash equivalents as at June 30, 2021. In the Directors’ opinion this will underpin the Company’s funding requirements for approximately two years. As a result, the financial statements have been prepared on a going concern basis.

(v) Immaterial correction of error – previous year

During the year ended June 30, 2021, the Company identified an error and retrospectively revised the accounting for its representative warrants as described below.

Representative warrants

Genetic Technologies Limited raised capital in April 2020 and May 2020, and representative warrants were included as part of these public offerings. These representative warrants had been accounted for as a financial liability and was subsequently adjusted to fair value at each subsequent reporting date.

The Company determined that these representative warrants originally classified as a financial liability should have been accounted for as an equity-settled share-based payment in the consolidated financial statements as of and for the year ended June 30, 2020. The Company assessed the effects of this correction based on both quantitative and qualitative factors and determined that the correction was not material. Accordingly, the Company corrected the errors as of and for the year ended June 30, 2020 in the accompanying consolidated financial statements and related footnotes.

The below tables summarise the adjustments that were made to correct the immaterial errors for the periods presented.

Extract from the Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss)

	Year ended June 30, 2020	Revision	Year ended June 30, 2020 Revised
	$	$	$
Fair value gains on financial instruments	195,845	(195,845)	—
Loss from operations before income tax	(6,098,930)	(195,845)	(6,294,775)
Loss for the year	(6,098,930)	(195,845)	(6,294,775)
Total comprehensive loss for the year	(6,132,105)	(195,845)	(6,327,950)

Loss per share (cents per share)
Basic and diluted net loss per ordinary share	(0.15)		(0.15)
Weighted-average shares outstanding	4,155,017,525		4,155,017,525

Extract from the Consolidated Balance Sheet

	2020	Revision	2020 Revised
	$	$	$
Non-Current Liabilities
Other financial liabilities	977,237	(977,237)	—
Total Non-Current Liabilities	1,220,037	(977,237)	242,800
TOTAL LIABILITIES	2,617,609	(977,237)	1,640,372
NET ASSETS	13,015,370	977,237	13,992,607

EQUITY
Reserves	8,755,489	1,173,082	9,928,571
Accumulated losses	(135,851,192)	(195,845)	(136,047,037)
TOTAL EQUITY	13,015,370	977,237	13,992,607

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

(a) Basis of preparation (cont.)

Other Gains / (Losses)

	2020 $	Revision $	2020 Revised $
Net foreign exchange gains/(losses)	(5,522)	—	(5,522)
Fair value gains on financial liabilities through profit or loss	195,845	(195,845)	—
Net impairment losses	—	—	—
Total other gains / (losses)	190,323	(195,845)	(5,522)

Loss per Share

	2020 $	Revision $	2020 Revised $
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,098,930)	(195,845)	(6,294,775)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	4,155,017,525	—	4,155,017,525

Reserves

	2020 $	Revision $	2020 Revised $
Foreign currency translation	756,423	—	756,423
Share-based payments	7,999,066	1,173,082	9,172,148
Total reserves	8,755,489	1,173,082	9,928,571
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	789,598	—	789,598
Add: net currency translation gain / (loss)	(33,175)	—	(33,175)
Balance at the end of the financial year	756,423	—	756,423
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	5,220,334	—	5,220,334
Add: share-based payments expense	67,542	195,845	263,387
Add: Issue of options/warrants to underwriters	2,793,174	977,237	3,770,411
Less: Reversal of Performance Rights expenses in prior year	(81,984)	—	(81,984)
Balance at the end of the financial year	7,999,066	1,173,082	9,172,148

Accumulated Losses

2021	2020	Revision	2020 Revised
	$	$	$

Balance at the beginning of the financial year	(129,737,550)	—	(129,737,550)
Add: Initial adoption of IFRS 16	(14,712)	—	(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited	(6,098,930)	(195,845)	(6,294,775)
Balance at the end of the financial year	(135,851,192)	(195,845)	(136,047,037)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

(a) Basis of preparation (cont.)

(vi) New standards and interpretations

Software-as-a-Service arrangements

The IFRS Interpretations Committee (IFRIC) has issued two agenda decisions related to accounting for Software-as-a-Service (SaaS) arrangements:

● In March 2019, the IFRIC considered the accounting for SaaS arrangements (the first agenda decision) and concluded that for many such arrangements the substance is that the Company has contracted to receive services rather than the acquisition (or lease) of software assets. This is because, in a cloud-based environment, the SaaS contract generally only gives the customer the right to receive access to the cloud provider’s application software, rather than a license over the IP i.e. control over the software code itself.

● In April 2021, the IFRIC specifically considered how an entity should account for configuration and customisation costs incurred in implementing these (SaaS) service arrangements. The IFRIC concluded (the second agenda decision) that these costs should be expensed, unless the criteria for recognising a separate asset are met.

The Company has historically expensed costs related to SaaS arrangements. The impact of this decision has not had a material impact on the Company’s financial statements.

(vii) New standards and interpretations not yet adopted

There are no standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting years and on foreseeable future transactions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Principles of consolidation

(b) Principles of consolidation

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the Company and has the ability to affect those returns through its power to direct the activities of the Company. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company.

Intercompany transactions, balances and unrealised gains on transactions between Company companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Segment reporting

(c) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Foreign currency translation

(d) Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the Company operates (‘the functional currency’). The consolidated financial statements are presented in Australian dollar ($), which is Genetic Technologies Limited’s functional and presentation currency.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognised in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of profit or loss, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of profit or loss on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognised in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognised in other comprehensive income.

(iii) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each consolidated balance sheet presented are translated at the closing rate at the date of that consolidated balance sheet

●	income and expenses for each consolidated statement of profit or loss and consolidated statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognised in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognised in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Revenue recognition

(e) Revenue recognition

Under IFRS 15, revenue is recognised based on contract with customers when performance obligations were satisfied. The following recognition criteria must also be met before revenue is recognised:

Genetic testing revenues

The Company operates facilities which provide genetic testing services. Revenue from the provision molecular risk testing for cancer (BREVAGenplus) is recognised at a point time when the Company has provided the customer with their test results, the single performance obligation.

Other income

(f) Other income

(i) Interest income

Income is recognised as the interest accrues using the effective interest method.

(ii) Government Grants

The Australian government replaced the research and development tax concession with research and development (R&D) tax incentive from July 1, 2011. The R&D tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than $20 million. Management has assessed the Company’s activities and expenditure to determine which are likely to be eligible under the incentive scheme. The Company accounts for the R&D tax incentive as a government grant. The grant is recognised as other income over the period in which the R&D expense is recognised.

Income from government grants is recognised in the consolidated income statement on a systematic basis over the periods in which the Company recognises as expense the related costs for which the grants are intended to compensate in accordance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.

The receivable for reimbursable amounts that have not been collected is reflected in trade and other receivables on our consolidated balance sheets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Income tax

(g) Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred tax assets are recognised only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Management has assessed the tax position of the Company and concluded that any potential uncertainty does not have a material impact on the financial statements.

Leases	(h) Leases Please refer to Note 17 for further information. 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)
Impairment of assets

(i) Impairment of assets

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, the Company makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal or its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets and the asset’s value-in-use cannot be estimated to be close to its fair value. In such cases, the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses relating to operations are recognised in those expense categories consistent with the function of the impaired asset unless the asset is carried at its revalued amount, in which case the impairment loss is treated as a revaluation decrease.

An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If so, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in profit or loss unless it reverses a decrement previously charged to equity, in which case the reversal is treated as a revaluation increase. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Cash and cash equivalents

(j) Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the consolidated balance sheet.

Trade and other receivables

(k) Trade and other receivables

Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less loss allowance.

Refer Note 28 for details of management of interest rate, foreign exchange and liquidity risks applicable to trade and other payables for which, due to their short-term nature, their carrying value approximates their fair value.

Inventories

(l) Inventories

(i) Raw materials and stores, work in progress and finished goods

Raw materials and stores, work in progress and finished goods are stated at the lower of cost and net realisable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property, plant and equipment

(m) Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2(i)).

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When revalued assets are sold, it is Company policy to transfer any amounts included in other reserves in respect of those assets to retained earnings.

Trade and other payables

(n) Trade and other payables

Trade payables and other payables are carried at amortised cost and represent liabilities for goods and services provided to the Company prior to the end of the financial year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services. Trade payables and other payables generally have terms of between 30 and 60 days.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Provisions

(o) Provisions

Provisions for legal claims, service warranties and make good obligations are recognised when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as interest expense.

Employee benefits

(p) Employee benefits

(i) Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii) Other long-term employee benefit obligations

In some countries, the Company also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognised in general and administrative expenses in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the Company does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

Fair value measurement

(q) Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Assets and liabilities measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement.

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Contributed equity

(r) Contributed equity

Issued and paid-up capital is recognised at the fair value of the consideration received by the Company. Transaction costs arising on the issue of Ordinary Shares are recognised directly in equity as a deduction, net of tax, of the proceeds received. The Company has a share-based payment option plan under which options to subscribe for the Company’s shares have been granted to certain executives and other employees.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Loss per share

(s) Loss per share

(i) Basic loss per share

Basic loss per share is calculated by dividing:

●	the loss attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares,

●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares

(ii) Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

On the basis of the Company’s losses, the outstanding options as at June 30, 2021 are considered to be anti-dilutive and therefore were excluded from the diluted weighted average number of ordinary shares calculation.

Goods and services tax (GST)

(t) Goods and services tax (GST)

Revenues are recognised to the extent that it is probable that the economic benefits will flow to the Company and the revenues can be reliably measured. Revenues are recognised at the fair value of the consideration received or receivable net of the amounts of Goods and Services Tax. The following recognition criteria must also be met before revenue is recognised:

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Parent entity financial information

(u) Parent entity financial information

The financial information for the parent entity, Genetic Technologies Limited, disclosed in Note 32 has been prepared on the same basis as the consolidated financial statements, except that accounted for at cost in the financial statements of Genetic Technologies Limited. Loans to subsidiaries are written down to their recoverable value as at balance date.